                                                OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
                                               Supplement dated December 5, 2003 to the
                                          Statement of Additional Information August 22, 2003

1.       The supplement dated September 30, 2003 is deleted and replaced by this supplement.

2.       The first  paragraph  of the section  titled  "Regulatory  Aspects of Hedging  Instruments"  on page 19 is  replaced  with the following:

|_|      Regulatory  Aspects of Hedging  Instruments.  The Commodities  Futures Trading  Commission  (the "CFTC")  recently  eliminated limitations on futures trading by certain regulated entities including  registered  investment companies and consequently registered  investment  companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an  exclusion  from  regulation  as a  commodity  pool  operator.  The Fund has  claimed  such an  exclusion  from registration as a commodity pool operator under the Commodity Exchange Act ("CEA").  The Fund may use futures and options for hedging and non-hedging  purposes to the extent  consistent with its investment  objective,  internal risk management guidelines  adopted by the Fund's  investment  advisor (as they may be amended from time to time),  and as otherwise  set forth in the Fund's prospectus or this statement of additional information.

3.       Effective  October  27,  2003 Mr.  Richard  Grabish  was  elected as a  Director/Trustee  of all the Board II Funds  (with the exception of  Oppenheimer  Senior  Floating Rate Fund).  The first  sentence of the last  paragraph  under the section  titled
         "Board of Trustees and Oversight Committees" on page 25 is revised to read as follows:

              The members of the Review Committee are Jon S. Fossel (Chairman),  Robert G. Avis, Richard Grabish, Sam Freedman, Beverly
              Hamilton and F. William Marshall, Jr.

4.       The first two paragraphs of the section titled "Trustees and Officers of the Fund" on page 25 are revised to read as follows:

              Trustees  and  Officers  of the Fund.  Except for Messrs.  Murphy and  Grabish,  each of the  Trustees  are  "Independent
              Trustees"  under the Investment  Company Act. Mr. Murphy is an "Interested  Trustee,"  because he is affiliated  with the
              Manager by virtue of his  positions  as an officer  and  director  of the  Manager,  and as a  shareholder  of its parent company.  Mr.  Murphy was elected as a Trustee of the Fund with the  understanding  that in the event he ceases to be the chief  executive  officer of the Manager,  he will resign as a trustee of the Fund and the other Board II Funds  (defined below) for which he is a trustee or director.  Mr.  Grabish is an  "Interested  Trustee"  because he is  affiliated  with
              Centennial Asset Management Corporation (a wholly-owned  investment advisory subsidiary of the Manager), by virtue of his positions with A.G.  Edwards & Sons,  Inc. and its affiliates (as described in his biography  below),  which is a partial owner of the Manager's parent company.

                  The Fund's  Trustees and officers and their  positions  held with the Fund and length of service in such  position(s)
              and their principal  occupations and business  affiliations during the past five years are listed in the chart below. The information  for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate  dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds  overseen by the Trustees.  All of the Trustees are also trustees or directors of the following  Oppenheimer  funds (except for Ms. Hamilton and Messrs.  Grabish and Malone,  who
              are not Trustees of Oppenheimer Senior Floating Rate Fund) (referred to as "Board II Funds"):

5.       The first  sentence  of the fifth  paragraph  under the  section  titled  "Trustees  and  Officers  of the Fund" on page 25 is replaced with the following:

              Messrs. Murphy,  Masterson,  Molleur,  Vottiero,  Wixted, Zack, Monoyios and Zavanelli, and Mses. Bechtolt, Feld and Ives
              who are officers of the Fund  respectively hold the same offices with one or more of the other Board II Funds as with the
              Fund.

6.       The following biography is added to page 29 directly above the chart for "Interested Trustee and Officer":

              The address of Mr.  Grabish in the chart below is 6803 S. Tucson Way,  Centennial,  CO 80112.  Mr.  Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                    Interested Trustee
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------- ---------------- ---------------------
Name,                      Principal Occupation(s) During Past 5 Years;              Dollar Range     Aggregate Dollar
                                                                                                      Range Of Shares
                                                                                                      Beneficially Owned
Position(s) Held with                                                                of Shares        in Any of the
Fund,                      Other Trusteeships/Directorships Held by Trustee;         Beneficially     Oppenheimer/
Length of Service,         Number of Portfolios in Fund Complex Currently Overseen   Owned in the     Centennial Funds
Age                        by Trustee                                                Fund             Overseen by Trustee
-------------------------- --------------------------------------------------------- ---------------- ---------------------
-------------------------- --------------------------------------------------------- --------------------------------------
                                                                                            As of December 31, 2002
-------------------------- --------------------------------------------------------- --------------------------------------
-------------------------- --------------------------------------------------------- ---------------- ---------------------
Richard F. Grabish,        Senior Vice President,  Assistant  Director of Sales and  $0               Over $100,000
Trustee since 2003         Marketing  (since  March  1997),  and Manager of Private
Age: 55                    Client  Services  (since  June 1985) for A.G.  Edwards &
                           Sons,   Inc.   (broker/dealer   and  investment   firm).
                           Chairman and Chief Executive  Officer (since March 2001)
                           of A.G.  Edwards Trust  Company;  Director  (since March
                           1988)  of A.G.  Edwards  & Sons,  Inc.  Formerly  (until
                           March 1987) President and Vice Chairman of A.G.  Edwards
                           Trust   Company.   Oversees   37   portfolios   in   the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------- ---------------- ---------------------

7.       The first sentence directly above the chart titled "Officers of the Fund" on page 30 is replaced with the following:

              The address of the Officers in the chart below is as follows:  for Messrs.  Monoyios,  Zavanelli Molleur and Zack and Ms.
              Feld, Two World Financial  Center,  225 Liberty  Street,  New York, NY 10281,  for Messrs.  Vottiero and Wixted and Mses.
              Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO 80112.

8.       The biography of Charles  Albers is deleted and the biography of Nikolaos  Monoyios is added to the chart titled  "Officers of the Fund" on page 30.

              ------------------------------------------------------------------------------------------------------
                                                      Officers of the Fund
              ------------------------------------------------------------------------------------------------------
              --------------------------- --------------------------------------------------------------------------
              Name,                       Principal Occupation(s) During Past 5 Years
              Position(s) Held with
              Fund, Length of Service,
              Age
              --------------------------- --------------------------------------------------------------------------
              --------------------------- --------------------------------------------------------------------------
              Nikolaos D. Monoyios,       Vice President of the Manager (since April 1998); an officer of 4
              Vice President and          portfolios in the OppenheimerFunds complex; a Certified Financial
              Portfolio Manager since     Analyst; formerly a Vice President and portfolio manager for Guardian
              October 2003                Investor Services, the investment management subsidiary of The Guardian
              Age:  54                    Life Insurance Company (1979 - March 1998).
              --------------------------- --------------------------------------------------------------------------

9.       The following information is added to the Trustee compensation table on page 32:

          ----------------------------------------- -------------------------- -------------------------------------
                                                     Aggregate Compensation      Total Compensation From Fund and
          Trustee Name and Other Fund  Position(s)
          (as applicable)                                  from Fund1             Fund Complex Paid to Trustees*
          ----------------------------------------- -------------------------- -------------------------------------
          ----------------------------------------- -------------------------- -------------------------------------
          Richard F. Grabish                                   $0                            $9,0132
          Review Committee Member
          ----------------------------------------- -------------------------- -------------------------------------
2.       "Total  Compensation  From Fund and Fund Complex"  paid to Mr.  Grabish was paid by Centennial  Government  Trust,  Centennial
              California Tax Exempt Trust,  Centennial Money Market Trust,  Centennial New York Tax Exempt Trust, Centennial Tax Exempt
              Trust and Centennial  America Fund, L.P. for service as a Trustee during calendar year 2002. Mr. Grabish was appointed to the Review Committee  effective  February 24, 2003 and was elected as a Trustee of all Board II Funds (with the exception of Oppenheimer Senior Floating Rate Fund) effective October 27, 2003

December 5, 2003                                                                                 PX0847.011